Pensions (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Changes in pension liabilities and plan assets during the year

Changes in pension liabilities and plan assets during the year
(in USD million)	2024	2023

Pension liabilities at 1 January	8,328	7,664
Current service cost	153	145
Interest cost	376	318
Actuarial (gains)/losses and currency effects	(1,348)	338
Other changes in notional contribution liability and other effects	61	56
Benefits paid	(284)	(284)
Losses/(gains) from curtailment, settlement or plan amendment	—	91
Pension liabilities at 31 December	7,286	8,328

Fair value of plan assets at 1 January	5,664	5,213
Interest income	204	190
Return on plan assets (excluding interest income)	259	202
Company contributions	129	211
Benefits paid	(148)	(141)
Losses (gains) from curtailment, settlement or plan amendment	—	113
Other effects	—	—
Foreign currency translation effects	(587)	(124)

Fair value of plan assets at 31 December	5,522	5,664

Net pension liability at 31 December	1,765	2,664

Represented by:
Asset recognised as non-current pension assets (funded plan)	1,717	1,260
Liability recognised as non-current pension liabilities (unfunded plans)	3,482	3,925

Pension liabilities specified by funded and unfunded pension plans	7,286	8,328

Funded	3,808	4,404
Unfunded	3,478	3,925

Schedule of actuarial assumptions

Actuarial assumptions
	Assumptions used to determine benefit obligations in %
Rounded to the nearest quartile	2024	2023

Discount rate	4.25	3.75
Rate of compensation increase	4.00	4.00
Expected rate of pension increase	3.25	3.25
Expected increase of social security base amount (G-amount)	3.75	3.75

Weighted-average duration of the defined benefit obligation	13.00	13.25

Schedule of sensitivity analysis	The table below presents an estimate of the potential
effects of changes in discount rate and expected rate
of pension increase for the defined benefit plans. The
following estimates are based on facts and
circumstances as of 31 December 2024.

	Discount rate		Expected rate of pension increase
(in USD million)	0.50%	(0.50)%	0.50%	(0.50)%

Effect on:
Defined benefit obligation at 31 December 2024	(409)	458	396	(362)

Schedule of portfolio weighting

(in %)	2024	2023	Target portfolio weight

Equity securities	34.1	33.6	29 - 37
Interest bearing investments	61.7	61.7	53 - 66
Real estate	4.2	4.7	5 - 10

Total	100.0	100.0
The table below presents the portfolio weighting as
approved by the board of Equinor Pension for 2024.
The portfolio weight during a year will depend on the
risk capacity.